Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of operating segments [line items]
Total domestic sales	$ 980,559,538	$ 49,817,839	$ 877,360,038	$ 670,000,473
Total export sales	691,886,610	$ 35,151,660	508,539,112	395,118,117
Operating segments [member]
Disclosure of operating segments [line items]
Total domestic sales	980,559,538		877,360,038	670,000,473
Total export sales	691,886,610		508,539,112	395,118,117
Operating segments [member] | Refined Petroleum Products and Derivatives [member]
Disclosure of operating segments [line items]
Total domestic sales	850,342,124		738,943,017	578,718,674
Total export sales	167,796,526		124,644,353	92,705,248
Operating segments [member] | Gas [member]
Disclosure of operating segments [line items]
Total domestic sales	110,219,691		116,021,269	59,648,576
Total export sales	34,446,277		22,253,493	20,995
Operating segments [member] | Petrochemical Products [member]
Disclosure of operating segments [line items]
Total domestic sales	19,997,723		22,395,752	31,633,223
Total export sales	7,384,762		5,018,152	13,766,080
Operating segments [member] | Crude oil [member]
Disclosure of operating segments [line items]
Total export sales	$ 482,259,045		$ 356,623,114	$ 288,625,794